Quarterly Holdings Report
for
Fidelity® Diversified International Fund
January 31, 2026
DIF-NPRT1-0426
1.813063.121
Common Stocks - 96.5%
	Shares	Value ($)
AUSTRALIA - 0.9%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	1,947,164	72,622,414
Materials - 0.4%
Metals & Mining - 0.4%
Rio Tinto PLC	607,700	55,443,105
TOTAL AUSTRALIA		128,065,519
BELGIUM - 2.2%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	1,392,200	196,214,044
Health Care - 0.8%
Pharmaceuticals - 0.8%
Financiere de Tubize SA	61,962	15,754,308
UCB SA	328,520	99,455,616
TOTAL HEALTH CARE		115,209,924
TOTAL BELGIUM		311,423,968
CANADA - 3.4%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Dollarama Inc	643,800	86,760,401
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cameco Corp	178,681	22,099,414
Canadian Natural Resources Ltd	2,926,551	108,817,447
Imperial Oil Ltd	1,160,614	117,258,964
TOTAL ENERGY		248,175,825
Materials - 1.0%
Metals & Mining - 1.0%
Franco-Nevada Corp	604,751	141,562,321
TOTAL CANADA		476,498,547
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	2,869,200	143,223,026
CHINA - 1.3%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Prosus NV Class N	2,557,150	147,039,380
Industrials - 0.3%
Machinery - 0.3%
Airtac International Group	1,033,000	37,307,777
TOTAL CHINA		184,347,157
DENMARK - 2.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	1,107,500	65,762,514
Industrials - 1.9%
Air Freight & Logistics - 1.9%
DSV A/S	942,003	264,493,767
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	407,100	24,922,182
TOTAL DENMARK		355,178,463
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	1,919,000	12,360,110
FRANCE - 5.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	3,762,000	69,935,733
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	226,755	146,348,731
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	551,956	43,251,244
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (b)(c)	375,751	33,382,464
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	95,080	29,066,123
Industrials - 2.0%
Aerospace & Defense - 1.6%
Airbus SE	173,900	39,814,409
Safran SA	470,591	168,138,130
		207,952,539
Electrical Equipment - 0.4%
Legrand SA	371,366	59,291,556
TOTAL INDUSTRIALS		267,244,095
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	683,254	127,947,813
TOTAL FRANCE		717,176,203
GERMANY - 10.2%
Financials - 4.2%
Banks - 0.4%
Commerzbank AG	1,331,000	54,730,443
Capital Markets - 0.7%
Deutsche Boerse AG	409,049	103,581,589
Insurance - 3.1%
Allianz SE	535,117	235,623,881
Hannover Rueck SE	304,721	86,254,808
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	185,942	112,695,095
		434,573,784
TOTAL FINANCIALS		592,885,816
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA	2,173,895	121,651,976
Industrials - 3.1%
Aerospace & Defense - 0.7%
Rheinmetall AG	47,721	100,772,485
Electrical Equipment - 1.3%
Siemens Energy AG (a)	1,016,693	174,202,561
Industrial Conglomerates - 1.1%
Siemens AG	537,424	162,479,555
TOTAL INDUSTRIALS		437,454,601
Information Technology - 1.1%
Software - 1.1%
SAP SE	758,085	151,441,462
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	503,595	137,919,965
TOTAL GERMANY		1,441,353,820
HONG KONG - 2.1%
Financials - 2.1%
Insurance - 2.1%
AIA Group Ltd	16,382,439	189,012,104
Prudential PLC	6,421,400	105,473,078

TOTAL HONG KONG		294,485,182
INDIA - 0.3%
Financials - 0.3%
Banks - 0.2%
HDFC Bank Ltd	2,753,008	27,899,674
Capital Markets - 0.1%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(b)(c)	488,968	8,351,573
TOTAL INDIA		36,251,247
IRELAND - 0.7%
Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	1,142,011	99,495,682
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	441,100	15,032,688
ITALY - 4.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	2,004,000	49,219,146
Consumer Staples - 0.9%
Beverages - 0.9%
Coca-Cola HBC AG	2,385,000	128,908,832
Financials - 2.5%
Banks - 2.5%
FinecoBank Banca Fineco SpA	3,615,036	95,771,604
Intesa Sanpaolo SpA	12,223,900	86,537,777
UniCredit SpA	1,756,015	153,029,787
TOTAL FINANCIALS		335,339,168
Industrials - 0.7%
Machinery - 0.2%
Interpump Group SpA	497,023	28,797,467
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	1,085,094	76,607,636
TOTAL INDUSTRIALS		105,405,103
TOTAL ITALY		618,872,249
JAPAN - 19.0%
Communication Services - 0.5%
Entertainment - 0.5%
Nintendo Co Ltd	1,272,297	78,787,703
Consumer Discretionary - 1.0%
Automobiles - 0.4%
Toyota Motor Corp	2,563,900	58,112,094
Household Durables - 0.1%
Panasonic Holdings Corp	1,024,200	14,042,497
Specialty Retail - 0.5%
Fast Retailing Co Ltd	173,262	65,829,708
TOTAL CONSUMER DISCRETIONARY		137,984,299
Consumer Staples - 0.0%
Food Products - 0.0%
Kotobuki Spirits Co Ltd	161,400	1,864,714
Financials - 2.8%
Banks - 1.5%
Sumitomo Mitsui Financial Group Inc	5,625,627	197,968,352
Capital Markets - 0.3%
Nomura Holdings Inc	4,643,800	42,083,689
Financial Services - 0.6%
ORIX Corp	2,976,027	90,695,624
Insurance - 0.4%
Tokio Marine Holdings Inc	1,699,867	63,358,376
TOTAL FINANCIALS		394,106,041
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	1,136,572	189,991,714
Industrials - 8.7%
Building Products - 0.2%
Daikin Industries Ltd	204,700	24,529,278
Industrial Conglomerates - 2.7%
Hitachi Ltd	11,202,891	388,741,842
Machinery - 2.9%
Ebara Corp	3,197,701	96,203,773
Hoshizaki Corp	187,100	6,154,860
Japan Steel Works Ltd/The	446,600	24,629,950
Kawasaki Heavy Industries Ltd	699,249	58,172,854
Mitsubishi Heavy Industries Ltd	7,406,338	218,071,766
		403,233,203
Professional Services - 0.3%
BayCurrent Inc	809,993	28,477,462
Visional Inc (a)	201,800	11,108,388
		39,585,850
Trading Companies & Distributors - 2.6%
ITOCHU Corp	15,552,020	199,105,878
Marubeni Corp	1,875,800	61,997,396
Sumitomo Corp	1,531,700	62,200,946
Toyota Tsusho Corp	1,371,700	49,688,228
		372,992,448
TOTAL INDUSTRIALS		1,229,082,621
Information Technology - 4.0%
IT Services - 0.9%
Fujitsu Ltd	4,042,808	112,332,584
NEC Corp	337,000	11,345,115
		123,677,699
Semiconductors & Semiconductor Equipment - 2.9%
Advantest Corp	1,151,300	189,738,347
Disco Corp	37,300	15,899,147
Renesas Electronics Corp	9,913,805	164,821,536
Tokyo Electron Ltd	159,100	42,393,640
		412,852,670
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	1,464,445	29,252,669
TOTAL INFORMATION TECHNOLOGY		565,783,038
Materials - 0.7%
Chemicals - 0.7%
Nissan Chemical Corp	770,100	26,487,738
Shin-Etsu Chemical Co Ltd	2,274,400	74,792,701
TOTAL MATERIALS		101,280,439
TOTAL JAPAN		2,698,880,569
KOREA (SOUTH) - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	329,520	206,471,004
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	1,357,000	150,130,279
TOTAL KOREA (SOUTH)		356,601,283
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	2,832,215	35,346,043
NETHERLANDS - 4.2%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	47,004	39,529,023
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	514,913	48,351,930
Information Technology - 3.6%
Semiconductors & Semiconductor Equipment - 3.6%
ASM International NV	82,100	69,075,774
ASML Holding NV depository receipt	289,380	411,787,740
BE Semiconductor Industries NV	167,194	32,601,170
TOTAL INFORMATION TECHNOLOGY		513,464,684
TOTAL NETHERLANDS		601,345,637
PORTUGAL - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	148,335	3,500,753
SINGAPORE - 1.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (a)	253,100	29,483,619
Financials - 1.1%
Banks - 1.1%
DBS Group Holdings Ltd	3,347,200	155,769,389
TOTAL SINGAPORE		185,253,008
SPAIN - 4.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA	654,771	42,606,036
Financials - 4.2%
Banks - 4.2%
Banco Santander SA	27,400,286	349,848,745
CaixaBank SA	18,966,702	250,364,060
TOTAL FINANCIALS		600,212,805
TOTAL SPAIN		642,818,841
SWEDEN - 3.0%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	4,278,859	164,861,567
Industrials - 1.3%
Building Products - 0.4%
Assa Abloy AB B Shares	1,542,200	62,357,209
Machinery - 0.9%
Atlas Copco AB A Shares	3,341,600	68,911,137
Epiroc AB A Shares	878,500	24,627,158
Indutrade AB	1,020,582	23,946,297
		117,484,592
TOTAL INDUSTRIALS		179,841,801
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hexagon AB B Shares	6,937,200	78,217,193
Software - 0.0%
Kry International Ab (a)(d)(e)	123,307	1,910,337
TOTAL INFORMATION TECHNOLOGY		80,127,530
TOTAL SWEDEN		424,830,898
SWITZERLAND - 1.8%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	658,802	127,879,865
Financials - 0.9%
Insurance - 0.9%
Zurich Insurance Group AG	171,260	121,838,127
TOTAL SWITZERLAND		249,717,992
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	916,797	303,056,416
UNITED KINGDOM - 16.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc	760,777	16,395,895
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC	3,409,003	102,220,450
InterContinental Hotels Group PLC	805,925	108,638,690
		210,859,140
Leisure Products - 0.3%
Games Workshop Group PLC	161,825	37,754,367
TOTAL CONSUMER DISCRETIONARY		248,613,507
Consumer Staples - 1.3%
Tobacco - 1.3%
British American Tobacco PLC	2,933,700	177,235,382
Financials - 6.7%
Banks - 5.3%
HSBC Holdings PLC	2,516,818	44,398,998
Lloyds Banking Group PLC	212,866,266	317,852,882
NatWest Group PLC	31,665,932	288,628,169
Standard Chartered PLC	3,042,400	77,844,159
Starling Bank Ltd (d)(e)	8,636,400	26,589,640
		755,313,848
Capital Markets - 1.2%
3i Group PLC	2,086,162	95,836,451
London Stock Exchange Group PLC	694,578	77,193,583
		173,030,034
Insurance - 0.2%
Admiral Group PLC	596,100	22,431,019
TOTAL FINANCIALS		950,774,901
Health Care - 1.7%
Health Care Equipment & Supplies - 0.4%
Convatec Group PLC (b)(c)	18,551,602	58,385,694
Pharmaceuticals - 1.3%
Astrazeneca PLC	962,811	179,385,259
TOTAL HEALTH CARE		237,770,953
Industrials - 3.8%
Aerospace & Defense - 2.8%
BAE Systems PLC	3,525,732	95,712,850
Rolls-Royce Holdings PLC	18,266,364	305,358,379
		401,071,229
Professional Services - 0.7%
Intertek Group PLC	485,100	29,631,433
RELX PLC (Netherlands)	1,860,454	66,335,098
		95,966,531
Trading Companies & Distributors - 0.3%
RS GROUP PLC	4,865,760	44,609,020
TOTAL INDUSTRIALS		541,646,780
Utilities - 0.7%
Electric Utilities - 0.7%
SSE PLC	2,814,923	93,560,865
TOTAL UNITED KINGDOM		2,265,998,283
UNITED STATES - 7.6%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	6,011,122	231,064,590
Health Care - 1.4%
Health Care Equipment & Supplies - 0.5%
Alcon AG	900,772	72,732,926
Pharmaceuticals - 0.9%
GSK PLC	577,700	14,940,281
Roche Holding AG non-voting shares	246,990	112,316,214
		127,256,495
TOTAL HEALTH CARE		199,989,421
Industrials - 2.4%
Electrical Equipment - 1.8%
Schneider Electric SE	816,101	233,977,766
Professional Services - 0.2%
Experian PLC	889,773	33,699,920
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc (United Kingdom)	229,428	57,890,131
TOTAL INDUSTRIALS		325,567,817
Materials - 2.2%
Chemicals - 0.1%
Linde PLC	46,392	21,199,752
Construction Materials - 2.1%
CRH PLC (United Kingdom)	1,431,045	174,003,023
Holcim AG	1,196,649	123,337,272
		297,340,295
TOTAL MATERIALS		318,540,047
TOTAL UNITED STATES		1,075,161,875
TOTAL COMMON STOCKS (Cost $8,375,204,902)		13,676,275,459

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (d)(e)	537	5,317,750
Valsoft Corp Series A-1.3 (d)(e)	190	1,881,513
Valsoft Corp Series A-1.4 (d)(e)	246	2,436,064

TOTAL CANADA		9,635,327
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(d)(e)	79,275	17,200,956
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(d)(e)	2,976,172	38,958,092
Wasabi Holdings Inc Series D1 (d)(e)	125,260	2,282,237

TOTAL UNITED STATES		41,240,329
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $66,713,195)		68,076,612

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius AG (Cost $49,804,828)	167,052	46,691,958

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $348,795,750)	3.70	348,726,961	348,796,706

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $8,840,518,675)	14,139,840,735
NET OTHER ASSETS (LIABILITIES) - 0.2%	34,351,288
NET ASSETS - 100.0%	14,174,192,023

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,119,731 or 0.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $100,119,731 or 0.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,576,589 or 0.7% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	20,595,368

Kry International Ab	5/14/2021 - 10/30/2024	8,153,899

Starling Bank Ltd	6/18/2021	15,440,896

Valsoft Corp Series A-1.2	3/14/2025	6,290,262

Valsoft Corp Series A-1.3	3/17/2025	1,886,105

Valsoft Corp Series A-1.4	3/17/2025	3,237,722

Wasabi Holdings Inc Series C	3/31/2021	32,334,919

Wasabi Holdings Inc Series D1	11/14/2025	2,368,819

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	324,980,155	745,862,496	722,048,432	2,716,191	2,487	-	348,796,706	348,726,961	0.6%
Fidelity Securities Lending Cash Central Fund	29,075,000	182,942,598	212,010,090	31,719	(7,508)	-	-	-	0.0%
Total	354,055,155	928,805,094	934,058,522	2,747,910	(5,021)	-	348,796,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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